COMMITMENTS AND CONTINGENCIES - Capital lease commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Future minimum lease payments required under non-cancelable capital lease agreements
2017	$ 15,497
2018	16,130
2019	9,748
2020	2,384
Total minimum lease payments	43,759
Less: Amount representing interest	3,542
Present value of net minimum lease payments	40,217
Current portion	15,497
Non-current portion	$ 24,720
Maximum
Capital lease commitments
Remaining term of capital lease (in years)	4 years